Thirdline Real Estate Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
As of June 30, 2024

Number
of Shares		Fair Value
	PRIVATE DIRECT REAL ESTATE INVESTMENTS[3] - 63.7%
	DEBT - 5.0%
-	PDOFQ2 22 Livingston Side Car, LLC, 12.93%, (1-Month Term SOFR + 7.60%) 6/30/24 [1]	$3,219,945

	LLC Interests - 14.7%
-	3985 N Stone Ave, LLC[1,7]	1,247,329
-	Baywoods Road Owner, LLC[1,6,7]	2,195,000
-	Cook MHP Owner, LLC[1,6]	638,691
-	Excelsior Sandy Springs CIV, LLC[1,6,7]	537,088
-	Excelsior Stephenson Medical CIV, LLC[1,6,7]	725,745
-	GMF Granite Manager, LLC[1,6]	632,983
-	Old Courthouse Owner, LLC[1,6,7]	1,473,581
-	Riparian Baltimore SFR Investors I, LLC - Class A-2 [1,6,8]	37,915
-	Riverwalk Acquisitions, LLC[1,6,7]	2,102,319
		9,590,651

	MEZZANINE DEBT - 12.7%
-	E 79th Street Mess Select, LP, 15.33%, (1-Month Term SOFR + 10.00%), 10/31/2025 [1]	3,425,364
-	Premier Lexington Park, LLC, 9.00%, 03/31/2032[1]	1,495,625
-	Rhino Easton Owner, LLC, 14.50%, 12/31/2026 [1]	1,248,340
-	Riparian Housing Investors I, LLC, 15.00%, 1/31/2025[1]	2,073,151
		8,242,480

	PREFERRED EQUITY - 31.3%
4,000,000	Beacon Partners Fund II, LP - Preferred [4]	4,159,397
-	Detroit Portfolio Class A, LLC[1,6,7]	2,418,827
-	FC Starcast SA Investors, LLC - Class A Mezz [1,6,7]	1,996,329
-	NW Houston, LLC - Class A Mezz[1,7]	992,730
-	Plymouth Heritage Apts. JV, LLC - Class B, [1,7]	2,541,840
-	Rhino 117 South Investors, LLC - [1,6,7]	2,610,579
-	Rhino 20 Ledin Investors, LLC - Preferred Member [1,6,7]	1,831,285
1,500	Riparian Baltimore SFR Investors I, LLC - Class C [6]	2,060,019
-	River Mill Self Storage, LLC - Class B [1,6,7]	1,737,247
		20,348,253

	SPONSOR PROFITS INTEREST - 0.0%
-	Premier Lexington Park, LLC - Class B1,6	-

	TOTAL PRIVATE DIRECT REAL ESTATE INVESTMENTS
	(Cost $40,663,691)	41,401,329

	PRIVATE REAL ESTATE INVESTMENT FUNDS - 53.0%
-	Barings Real Estate Debt Income Fund LP1,4	5,120,369
2,847	CBRE U.S. Credit Partners, LP4	2,978,253
-	CMMPT-2, LP1,4	1,009,282
-	Goodman Capital Liquid Strategy Fund I, LLC[1,3]	6,093,699
2,984	Heitman Core Real Estate Income Trust[4]	2,252,625
-	IFM USIDF (Offshore) Class B, LP1,4	4,385,342
-	Infinity Re Impact III, LP1,4	3,816,784
150	Kairos Credit Strategies REIT, Inc. - Common[4]	1,525,690
-	Kayne Anderson Real Estate Debt IV, LP1,4	1,354,218
98,001	Peachtree SSC Mortgage REIT, LLC[4]	2,060,868
76,190	Sandpiper Lodging Trust - Class A - Common[3]	921,698
-	Stonehill Strat Hotel Credit Opportunity Fund[1,4]	446,777
2,533	TCM CRE Credit Fund, LP4	2,458,730
	TOTAL PRIVATE REAL ESTATE INVESTMENT FUNDS
	(Cost $33,780,077)	34,424,335

Thirdline Real Estate Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2024

Number
of Shares		Fair Value
	PREFERRED STOCKS - 1.5%
	ENERGY, INFRASTRUCTURE & UTILITIES - 0.7%
3,750	CMS Energy Corp., 4.20%	$70,875
3,750	DTE Energy Co., 4.375%	74,437
3,000	Duke Energy Corp., 5.750%	75,000
3,000	NextEra Energy Capital Holdings, Inc., 5.650%	73,200
3,100	Sempra Energy, 5.750%[5]	72,385
3,754	Southern Co/The, 4.200%[5]	75,831
		441,728

	REAL ESTATE - 0.8%
3,500	Agree Realty Corp., 4.250%	61,740
2,500	American Homes 4 Rent, 5.875%	55,950
2,500	Digital Realty Trust, Inc., 5.200%	53,750
2,500	Federal Realty Investment Trust, 5.000%[5]	52,675
2,500	Kimco Realty Corp., 5.125%[5]	51,125
1,000	Mid-America Apartment Communities, Inc., 8.500%	54,175
3,500	Public Storage, 3.900%[5]	60,550
2,500	Realty Income Corp., 6.000%	60,275
2,500	Rexford Industrial Realty, Inc., 5.625%[5]	52,500
		502,740

	TOTAL PREFERRED STOCKS
	(Cost $942,340)	944,468

Number
of Contracts		Fair Value
	PURCHASED OPTIONS CONTRACTS — 0.0%
	PUT OPTIONS — 0.0%
	iShares 20 Year Treasury Bond ETF*
100	Exercise Price: $78.00, Notional Amount: $780,000, Expiration Date: December 20, 2024	3,550
	iShares 20 Year Treasury Bond ETF*
100	Exercise Price: $81.00, Notional Amount: $810,000, Expiration Date: December 20, 2024	6,150
	iShares 20 Year Treasury Bond ETF*
100	Exercise Price: $84.00, Notional Amount: $840,000, Expiration Date: December 20, 2024	10,650
	TOTAL PUT OPTIONS
	(Cost $28,833)	20,350

	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $28,833)	20,350

Number
of Shares		Value
	SHORT-TERM INVESTMENTS - 0.3%
169,521	Federated Hermes U.S. Treasury Cash Reserves Fund 5.09% [2,5]	169,521
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $169,521)

	TOTAL INVESTMENTS - 118.5% (cost $75,584,462)	76,960,003
	Liabilities in Excess of Other Assets - (18.5%)	(11,990,387)
	TOTAL NET ASSETS - 100.0%	$64,969,616

*	Non-Income Producing
[1]	Investment does not issue or provide shares.
[2]	The rate is the annualized seven-day yield at period end.
[3]	Represents the fair value as determined by the Fund's Board of Trustees (the "Board"), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $48,416,726 or 74.5% of net assets, were fair valued under the Fund's valuation procedures and classified as Level 3 within the three tier fair value hierarchy as of June 30, 2024.
[4]	These investments are fair valued at the net asset value as practical expedient in accordance with the Fund's valuation policies.
[5]	All or a portion of this security is segregated as collateral for written options. The value of the securities pledged as collateral was $352,959 which represents 0.5% of total net assets of the Fund.
[6]	Income is variable because it is distributed according to a cascading structure made up of sequential tiers.
[7]	Affiliated company.
[8]	Investment was received for investing in Riparian Housing Investors I, LLC - Class B-2 (preferred equity), but is in a separate share class (equity - Class A-2 shares).

Thirdline Real Estate Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) - Continued
As of June 30, 2024

Securities With Restrictions On Redemptions[a]	Redemptions Permitted	Redemption Notice Period	Unfunded Commitments	Cost	Fair Value	Original Acquisition Date	Percentage of Net Assets
3985 N Stone Ave, LLC	Not Permitted	N/A	$-	$2,000,000	$1,247,329	7/20/2022	1.9%
Barings Real Estate Debt Income Fund LP [b,d]	Quarterly	90 Days	-	5,000,000	5,120,369	12/13/2021	7.9%
Baywoods Road Owner, LLC	Not Permitted	N/A	-	2,000,000	2,195,000	5/10/2022	3.4%
Beacon Partners Fund II, LP REIT [d]	Not Permitted	N/A	-	4,000,000	4,159,397	11/30/2021	6.4%
CBRE U.S. Credit Partners LP	Quarterly	60 Days	-	3,000,000	2,978,253	7/7/2022	4.6%
CMMPT-2, LP [d,f]	Quarterly	90 Days	-	1,000,000	1,009,282	4/18/2022	1.6%
Cook MHP Owner, LLC	Not Permitted	N/A	-	794,871	638,691	4/8/2022	1.0%
Detroit Portfolio Class A, LLC	Not Permitted	N/A	-	2,500,000	2,418,827	10/5/2022	3.7%
E 79th Street Mess Select LP	Not Permitted	N/A	1,802,500	3,347,500	3,425,364	10/27/2022	5.3%
Excelsior Sandy Springs CIV, LLC	Not Permitted	N/A	-	575,000	537,088	2/17/2022	0.8%
Excelsior Stephenson Medical CIV, LLC	Not Permitted	N/A	-	650,000	725,745	10/6/2021	1.1%
FC Starcast SA Investors, LLC	Not Permitted	N/A	-	2,000,000	1,996,329	12/7/2022	3.1%
GMF Granite Partners, LLC	Not Permitted	N/A	-	353,010	632,983	4/1/2022	1.0%
Goodman Capital Liquid Strategy Fund I, LLC[d]	Not Permitted	N/A	-	6,000,000	6,093,699	4/14/2022	9.4%
Heitman Core Real Estate Income Trust [d,e]	Quarterly	90 Days	-	2,664,968	2,252,625	4/4/2022	3.5%
IFM USIDF (OFFSHORE) Class B, LP	Quarterly	60 Days	-	4,515,892	4,385,342	10/3/2022	6.7%
Infinity Re Impact III, LP [d]	Not Permitted	N/A	-	3,000,000	3,816,784	6/10/2022	5.9%
Kairos Credit Strategies REIT, Inc. [c,d]	Quarterly	90 Days	-	1,500,357	1,525,690	9/30/2021	2.3%
Kayne Anderson Real Estate Debt IV, LPd	Not Permitted	N/A	451,169	1,352,344	1,354,218	11/1/2021	2.1%
NW Houston, LLC	Not Permitted	N/A	-	1,035,000	992,730	7/21/2022	1.5%
Old Courthouse Owner, LLC	Not Permitted	N/A	-	1,207,226	1,473,581	2/8/2022	2.3%
PDOFQ2 22 Livingston Side Car, LLC	Not Permitted	N/A	-	3,000,000	3,219,945	9/28/2022	5.0%
Peachtree SSC Mortgage REIT, LLC [d,g]	No Restrictions	None	-	2,046,737	2,060,868	5/18/2022	3.2%
Plymouth Heritage Apts. JV, LLC - Class B	Not Permitted	N/A	-	2,501,084	2,541,840	12/30/2021	3.9%
Premier Lexington Park, LLC	Not Permitted	N/A	-	1,500,000	1,495,625	3/31/2022	2.3%
Premier Lexington Park, LLC - Class B	Not Permitted	N/A	-	-	-	3/31/2022	0.0%
Rhino 117 South Investors, LLC	Not Permitted	N/A	-	2,500,000	2,610,579	4/4/2024	4.0%
Rhino 20 Ledin Investors, LLC	Not Permitted	N/A	-	1,800,000	1,831,285	1/4/2024	2.8%
Rhino Easton Owner, LLC	Not Permitted	N/A	-	1,200,000	1,248,340	12/1/2023	1.9%
Riparian Baltimore SFR Investors I, LLC	Not Permitted	N/A	-	2,000,000	2,060,019	7/7/2023	3.2%
Riparian Baltimore SFR Investors I, LLC - A-2 Shares	Not Permitted	N/A	-	-	37,915	7/7/2023	0.1%
Riparian Housing Investors I, LLC	Not Permitted	N/A	-	2,000,000	2,073,151	1/25/2024	3.2%
River Mill Self Storage, LLC	Not Permitted	N/A	300,000	1,700,000	1,737,247	12/22/2022	2.7%
Riverwalk Acquisitions, LLC	Not Permitted	N/A	-	2,000,000	2,102,319	6/14/2022	3.2%
Sandpiper Lodging Trust[d]	Not Permitted	N/A	-	800,000	921,698	9/30/2021	1.4%
Stonehill Strat Hotel Credit Opportunity Fund[d]	Not Permitted	N/A	-	349,779	446,777	8/18/2023	0.7%
TCM CRE Credit Fund, LPd	Quarterly	90 Days	-	2,550,000	2,458,730	10/1/2021	3.8%
Totals			$2,553,669	$74,443,768	$75,825,664		116.7%

[a]	Securities generally offered in private placement transactions and as such are illiquid and generally restricted as to resale.

[b]	Quarterly redemptions, subject to a 90 day redemption notice period, allowed after an initial 3-year lock up period expiring 12/13/2024.
[c]	The Fund is limited to redemptions of 5% of the Fund NAV per quarter and 20% annually, and the company can delay or suspend these redemptions at their sole discretion. There are no redemptions for an investor in their first year of investment.

[d]	The Fund indirectly bears fees and expenses as an investor in the Private Real Estate Investment Funds. Each investor of each Private Real Estate Investment Fund will pay the investment manager of the Private Real Estate Investment Fund a management fee. The fee rate varies and ranges from 0.75% to 2.00% per annum of the NAV of that Private Real Estate Investment Fund. Additionally, the investment manager of each Private Real Estate Investment Fund may generally receive a contingent incentive fee/allocation from each investor ranging from 10% to 100% of net new realized appreciation of that Private Real Estate Investment Fund over a return hurdle rate ranging from 6.0% to 12.0% as of the end of each performance period for which an incentive fee/allocation is calculated.
[e]	Quarterly redemptions, subject to a 90 day redemption notice period, allowed after an initial 1-year lock up period expiring 4/3/2024 and Redemption Interests will be redeemed in 20% quarterly increments following the Redemption Effective Date.
[f]	Quarterly redemptions, subject to a 90 day redemption notice period, allowed after an initial 2-year lock up period expiring 4/17/2024.
[g]	The Fund will not redeem more than 5% of the Fund NAV in a calendar year, redemptions are subject to availability of distributable cash as determined by the Company.

Thirdline Real Estate Income Fund
SUMMARY OF INVESTMENTS (Unaudited)
As of June 30, 2024

Percent of Total
Security Type	Net Assets
Private Direct Real Estate Invesmtents	63.7%
Private Real Estate Investment Funds	53.0%
Preferred Stocks
Energy, Infrastructure & Utilities	0.7%
Real Estate	0.8%
Purchased Options Contracts	0.0%
Short-Term Investments	0.3%
Total Investments	118.5%
Liabilities in Excess of Other Assets	(18.5)%
Total Net Assets	100.0%

Fund/Security	Value Beginning			Net Realized	Return of	Interest/Dividends	Change in Unrealized Appreciation	Value End
Description	of Period	Purchases	Reductions	Gain (Loss)	Capital	Acrrued	(Depreciation)	of Period
3985 N Stone Ave, LLC	$1,753,000	$-	$-	$-	$-	$32,329	($538,000)	$1,247,329
Baywoods Road Owner, LLC [1]	$2,195,000	-	-	-	-	-	$0	$2,195,000
Detroit Portfolio Class A, LLC	$2,273,736	-	-	-	-	$147,827	($2,736)	$2,418,827
Excelsior Sandy Springs CIV, LLC	$532,938	-	-	-	-	$150	$4,000	$537,088
Excelsior Stephenson Medical CIV, LLC	$720,561	-	-	-	-	$1,184	$4,000	$725,745
FC Starcast SA Investors, LLC	$1,964,000	-	-	-	-	$32,329	$0	$1,996,329
Golfview JV, LLC - Class B [1]	$2,233,000	-	-	-	($2,394,786)	$0	$161,786	($0)
NW Houston, LLC	$1,010,000	-	-	-	-	$16,730	($34,000)	$992,730
Old Courthouse Owner, LLC[1]	$1,549,403	-	-	-	-	$4,178	($80,000)	$1,473,581
Plymouth Heritage Apts. JV, LLC - Class B [1]	$2,425,000	-	-	-	-	$104,840	$12,000	$2,541,840
Rhino 117 South Investors LLC[1,2]	$0	$2,500,000	-	-	-	$19,178	$91,401	$2,610,579
Rhino 20 Ledin Investors, LLC[1]	$1,800,000	-	-	-	-	$31,285	$0	$1,831,285
River Mill Self Storage, LLC [1]	$1,478,000	$200,000	-	-	-	$40,247	$19,000	$1,737,247
Riverwalk Acquisitions, LLC	$2,101,936	-	-	-	-	$383	$0	$2,102,319
Total	$22,036,574	$2,700,000	$0	$0	($2,394,786)	$430,660	($362,549)	$22,409,899

[1]	The Fund has ownership greater than 25% in the underlying entity.
[2]	The issuers weren't affiliated as of March 31, 2024.